Capital Group Ultra Short Income ETF
Investment portfolio
March 31, 2026
unaudited

Bonds, notes & other debt instruments 76.66% Corporate bonds and notes 50.97% Financials 22.68%	Principal amount (000)	Value (000)
AerCap Ireland Capital DAC 4.125% 2/28/2029	USD500	$493
Air Lease Corp. 4.40% 3/24/2028 (a)	625	622
American Express Co. 4.009% 2/9/2029 (USD-SOFR + 0.581% on 2/9/2028) (b)	750	745
Arthur J. Gallagher & Co. 4.60% 12/15/2027	874	877
Bank of America Corp. 6.22% 9/15/2026	400	403
Bank of Nova Scotia (The) 4.043% 9/15/2028 (USD-SOFR + 0.76% on 9/15/2027) (b)	600	596
Barclays PLC 5.20% 5/12/2026	2,525	2,527
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026) (a)(b)	250	247
Brown & Brown, Inc. 4.60% 12/23/2026	1,250	1,254
Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (USD-SOFR + 0.93% on 9/11/2026) (b)	1,422	1,423
Capital One Financial Corp. 3.75% 7/28/2026	2,350	2,345
Charles Schwab Corp. (The) 5.875% 8/24/2026	350	352
Citigroup, Inc. 1.462% 6/9/2027 (USD-SOFR + 0.67% on 6/9/2026) (b)	900	895
Citigroup, Inc. 4.45% 9/29/2027	2,500	2,501
Citigroup, Inc. 4.643% 5/7/2028 (USD-SOFR + 1.143% on 5/7/2027) (b)	950	952
Cooperatieve Rabobank UA 3.75% 7/21/2026	2,450	2,445
Corebridge Financial, Inc. 3.65% 4/5/2027	500	496
Danske Bank A/S 4.662% 3/27/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 3/27/2028) (a)(b)	704	706
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026) (b)	725	730
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (b)	250	263
Goldman Sachs Group, Inc. 4.387% 6/15/2027 (USD-SOFR + 1.51% on 6/15/2026) (b)	2,234	2,234
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (b)	1,850	1,826
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (b)	400	394
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (b)	700	696
HSBC Holdings PLC 1.589% 5/24/2027 (3-month USD-LIBOR + 1.29% on 5/24/2026) (b)	500	497
JPMorgan Chase & Co. 3.30% 4/1/2026	200	200
JPMorgan Chase & Co. 1.578% 4/22/2027 (USD-SOFR + 0.885% on 4/22/2026) (b)	3,800	3,794
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026) (b)	350	353
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (b)	100	101
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (b)	200	200
Met Tower Global Funding 4.80% 1/14/2028 (a)	450	454
Morgan Stanley 4.35% 9/8/2026	350	350
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026) (b)	1,700	1,695
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026) (b)	750	743
Morgan Stanley 4.133% 10/18/2029 (USD-SOFR + 0.913% on 10/18/2028) (b)	50	49
Morgan Stanley 4.123% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (b)	600	594
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (b)	600	600
Morgan Stanley Private Bank, National Association 4.204% 11/17/2028 (USD-SOFR + 0.78% on 11/17/2027) (b)	500	498
NatWest Group PLC 4.80% 4/5/2026	500	500
NatWest Group PLC 1.642% 6/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 6/14/2026) (b)	400	398
Navient Corp. 6.75% 6/15/2026	1,100	1,103
Navient Corp. 5.00% 3/15/2027	1,300	1,272
PNC Bank, NA 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (b)	1,280	1,280
Capital Group Ultra Short Income ETF — Page 1 of 12

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Financials (continued)	Principal amount (000)	Value (000)
PNC Financial Services Group, Inc. 1.15% 8/13/2026	USD300	$297
PNC Financial Services Group, Inc. 5.102% 7/23/2027 (USD-SOFR + 0.796% on 7/23/2026) (b)	700	701
PNC Financial Services Group, Inc. 4.075% 1/26/2029 (USD-SOFR + 0.61% on 1/26/2028) (b)	962	957
Toronto-Dominion Bank (The) 4.568% 12/17/2026	850	852
Truist Bank 3.30% 5/15/2026	1,000	998
Truist Bank 4.144% 1/27/2029 (USD-SOFR + 0.662% on 1/27/2028) (b)	1,250	1,244
U.S. Bancorp 3.10% 4/27/2026	1,350	1,349
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (a)(b)	800	791
Wells Fargo & Co. 3.00% 4/22/2026	300	300
Wells Fargo & Co. 4.10% 6/3/2026	2,445	2,444
Wells Fargo & Co. 3.196% 6/17/2027 (3-month USD CME Term SOFR + 1.432% on 6/17/2026) (b)	1,556	1,552
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028) (b)	100	104
Wells Fargo & Co. 4.182% 1/23/2030 (USD-SOFR + 0.74% on 1/23/2029) (b)	300	297
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (b)	25	24
		52,613
Utilities 5.03%
CMS Energy Corp. 3.00% 5/15/2026	1,000	999
Edison International 4.125% 3/15/2028	1,100	1,082
FirstEnergy Corp., Series B, 4.15% 7/15/2027	1,250	1,240
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	275	276
Pacific Gas and Electric Co. 2.10% 8/1/2027	1,145	1,110
Pacific Gas and Electric Co. 3.00% 6/15/2028	450	436
Pacific Gas and Electric Co. 3.75% 7/1/2028	100	98
Pacific Gas and Electric Co. 6.10% 1/15/2029	750	776
PacifiCorp 4.25% 3/15/2029	800	791
PacifiCorp 4.65% 4/15/2029	700	700
Southern California Edison Co. 4.90% 6/1/2026	1,450	1,448
Southern California Edison Co. 4.40% 9/6/2026	450	450
Southern California Edison Co. 5.30% 3/1/2028	450	457
Southern California Edison Co. 5.65% 10/1/2028	300	308
Southern California Edison Co. 5.15% 6/1/2029	650	659
Southern California Edison Co. 2.85% 8/1/2029	100	94
WEC Energy Group, Inc. 4.75% 1/15/2028	750	756
		11,680
Consumer discretionary 4.73%
Ford Motor Credit Co., LLC 6.95% 6/10/2026	800	802
Ford Motor Credit Co., LLC 2.70% 8/10/2026	1,850	1,837
Ford Motor Credit Co., LLC 5.125% 11/5/2026	1,300	1,303
Ford Motor Credit Co., LLC 4.271% 1/9/2027	200	199
Ford Motor Credit Co., LLC 4.95% 5/28/2027	250	250
Ford Motor Credit Co., LLC 4.125% 8/17/2027	350	346
Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	206
Ford Motor Credit Co., LLC 4.97% 4/6/2029	600	593
General Motors Financial Co., Inc. 5.40% 4/6/2026	400	400
General Motors Financial Co., Inc. 4.20% 10/27/2028	527	522
Hyundai Capital America 4.30% 9/24/2027 (a)	200	199
Hyundai Capital America 4.875% 11/1/2027 (a)	100	100
Hyundai Capital America 4.60% 4/6/2028 (a)	317	317
Hyundai Capital America 4.25% 9/18/2028 (a)	167	165
Hyundai Capital America 4.25% 1/8/2029 (a)	201	199
Nissan Motor Acceptance Corp. 6.95% 9/15/2026 (a)	100	101
Capital Group Ultra Short Income ETF — Page 2 of 12

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (a)	USD500	$492
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027 (a)	2,400	2,409
Toyota Motor Credit Corp. 4.05% 3/13/2029	528	525
		10,965
Real estate 3.45%
Boston Properties, LP 2.75% 10/1/2026	3,575	3,542
Equinix, Inc. 1.45% 5/15/2026	100	100
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027 (a)	3,800	3,756
VICI Properties, LP 3.75% 2/15/2027 (a)	600	596
		7,994
Information technology 3.43%
Amphenol Corp. 3.80% 11/15/2027	700	696
Intel Corp. 3.15% 5/11/2027	2,100	2,071
Microchip Technology, Inc. 4.90% 3/15/2028	499	502
Oracle Corp. 2.65% 7/15/2026	450	447
Oracle Corp. 3.25% 11/15/2027	700	683
Oracle Corp. 4.80% 8/3/2028	1,108	1,109
Oracle Corp. 4.55% 2/4/2029	711	702
Synopsys, Inc. 4.55% 4/1/2027	1,750	1,752
		7,962
Health care 3.40%
AstraZeneca PLC 0.70% 4/8/2026	500	500
Baxter International, Inc. 1.915% 2/1/2027	544	531
Baxter International, Inc. 2.272% 12/1/2028	100	93
CVS Health Corp. 2.875% 6/1/2026	550	549
CVS Health Corp. 3.625% 4/1/2027	1,400	1,388
Elevance Health, Inc. 4.50% 10/30/2026	1,250	1,252
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	2,400	2,377
Utah Acquisition Sub, Inc. 3.95% 6/15/2026	1,200	1,198
		7,888
Energy 2.63%
ONEOK, Inc. 4.85% 7/15/2026	1,575	1,575
Petroleos Mexicanos 6.49% 1/23/2027	700	707
Petroleos Mexicanos 6.50% 3/13/2027	3,125	3,157
Petroleos Mexicanos 5.35% 2/12/2028	100	99
Repsol E&P Capital Markets US, LLC 4.805% 9/16/2028 (a)	200	201
Saudi Arabian Oil Co. 4.00% 2/2/2029 (a)	365	358
		6,097
Industrials 2.42%
Boeing Co. (The) 3.10% 5/1/2026	2,325	2,322
Boeing Co. (The) 5.04% 5/1/2027	1,650	1,660
Canadian Pacific Railway Co. 4.00% 3/15/2029	500	495
Eaton Corp. 3.85% 3/6/2028	650	645
Honeywell Aerospace, Inc. 4.00% 3/16/2029 (a)	500	495
		5,617
Capital Group Ultra Short Income ETF — Page 3 of 12

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds and notes (continued) Consumer staples 2.04%	Principal amount (000)	Value (000)
BAT Capital Corp. 3.557% 8/15/2027	USD1,800	$1,781
Conagra Brands, Inc. 1.375% 11/1/2027	850	808
Mars, Inc. 4.45% 3/1/2027 (a)	500	502
McCormick & Co., Inc. 4.15% 2/15/2029	351	348
Philip Morris International, Inc. 0.875% 5/1/2026	200	199
Philip Morris International, Inc. 4.375% 11/1/2027	200	200
Philip Morris International, Inc. 4.125% 4/28/2028	600	599
Philip Morris International, Inc. 3.875% 10/27/2028	300	298
		4,735
Communication services 1.07%
Charter Communications Operating, LLC 3.75% 2/15/2028	700	688
Charter Communications Operating, LLC 4.20% 3/15/2028	1,100	1,091
Orange 4.00% 1/13/2029 (a)	700	693
		2,472
Materials 0.09%
Rio Tinto Finance (USA) PLC 4.375% 3/12/2027	200	201
Total corporate bonds and notes		118,224
Asset-backed obligations 20.61% Auto loan 9.90%
American Credit Acceptance Receivables Trust, Series 2025-2, Class A, 4.81% 9/12/2028 (a)(c)	82	82
AmeriCredit Automobile Receivables Trust, Series 2025-1, Class A2A, 4.22% 3/19/2029 (a)(c)	400	400
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class C, 6.24% 4/20/2027 (a)(c)	17	17
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (a)(c)	250	248
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027 (a)(c)	500	502
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class B, 6.03% 10/20/2027 (a)(c)	250	251
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-2A, Class A, 1.66% 2/20/2028 (a)(c)	1,100	1,080
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class A, 5.44% 2/22/2028 (a)(c)	500	504
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (a)(c)	750	760
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class A2, 4.35% 6/15/2028 (c)	522	522
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029 (c)	23	23
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (c)	77	75
Carvana Auto Receivables Trust, Series 2024-N1, Class B, 5.63% 5/10/2030 (a)(c)	250	252
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028 (a)(c)	113	113
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.45% 4/15/2030 (a)(c)	442	446
CPS Auto Trust, Series 2025-D, Class A, 4.46% 7/16/2029 (a)(c)	826	827
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52% 7/16/2029 (c)	350	351
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027 (a)(c)	178	178
Enterprise Fleet Financing, LLC, Series 2025-4, Class A2, 4.05% 8/20/2028 (a)(c)	300	300
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030 (a)(c)	546	548
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (c)	336	337
Exeter Automobile Receivables Trust, Series 2025-5A, Class A3, 4.24% 11/15/2029 (c)	67	67
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A2, 4.83% 10/16/2028 (c)	17	17
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3, 4.69% 4/15/2030 (c)	1,000	1,005
GLS Auto Receivables Trust, Series 2025-2A, Class A2, 4.75% 3/15/2028 (a)(c)	87	88
GLS Auto Receivables Trust, Series 2025-3A, Class A2, 4.52% 7/17/2028 (a)(c)	505	506
GLS Auto Receivables Trust, Series 2025-3A, Class A3, 4.44% 3/15/2029 (a)(c)	620	622
GLS Auto Receivables Trust, Series 2025-4A, Class A3, 4.29% 7/16/2029 (a)(c)	40	40
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (a)(c)	26	26
GLS Auto Select Receivables Trust, Series 2024-1, Class A2, 5.24% 3/15/2030 (a)(c)	366	368
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029 (a)(c)	750	757
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (a)(c)	500	501
Capital Group Ultra Short Income ETF — Page 4 of 12

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (a)(c)	USD970	$949
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027 (a)(c)	100	100
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (a)(c)	450	444
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (a)(c)	750	739
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (a)(c)	250	247
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (a)(c)	512	517
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (a)(c)	100	101
Huntington National Bank (The), Series 2024-1, Class B2, (30-day Average USD-SOFR + 1.40%) 5.073% 5/20/2032 (a)(c)(d)	204	204
Huntington National Bank (The), Series 2024-2, Class B2, (30-day Average USD-SOFR + 1.35%) 5.023% 10/20/2032 (a)(c)(d)	223	223
Huntington National Bank (The), Series 2026-1, Class B1, 4.503% 2/20/2034 (a)(c)	250	250
Huntington National Bank (The), Series 2026-1, Class C, (30-day Average USD-SOFR + 2.00%) 5.672% 2/20/2034 (a)(c)(d)	300	300
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (a)(c)	126	127
LAD Auto Receivables Trust, Series 2024-2, Class A3, 5.61% 8/15/2028 (a)(c)	48	48
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A2, 4.12% 9/15/2028 (a)(c)	184	184
Research-Driven Pagaya Motor Asset Trust I, Series 2026-R1A, Class A, 5.659% 7/25/2034 (a)(c)	165	165
Santander Drive Auto Receivables Trust, Series 2024-3, Class B, 5.55% 9/17/2029 (c)	260	262
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (a)(c)	549	554
Securitized Term Auto Receivables Trust, Series 2026-A, Class B, 4.284% 3/25/2033 (a)(c)	53	53
Securitized Term Auto Receivables Trust, Series 2026-A, Class C, 4.431% 3/25/2033 (a)(c)	25	25
SFS Auto Receivables Securitization Trust, Series 2024-1, Class A3, 4.95% 5/21/2029 (a)(c)	372	374
Space Coast Credit Union, Series 2025-1A, Class A2, 4.67% 11/15/2028 (a)(c)	369	370
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029 (a)(c)	559	562
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class A2, 4.63% 7/20/2027 (a)(c)	51	51
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (a)(c)	199	199
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (a)(c)	12	13
United Auto Credit Securitization Trust, Series 2025-1, Class C, 5.15% 6/10/2030 (a)(c)	680	681
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030 (a)(c)	449	454
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (a)(c)	56	56
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (a)(c)	541	541
Westlake Automobile Receivables Trust, Series 2024-2, Class A3, 5.56% 2/15/2028 (a)(c)	371	372
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (a)(c)	400	401
Westlake Automobile Receivables Trust, Series 2026-1A, Class A2A, 4.02% 9/15/2028 (a)(c)	600	599
Westlake Automobile Receivables Trust, Series 2025-2A, Class A2A, 4.66% 9/15/2028 (a)(c)	331	331
Westlake Automobile Receivables Trust, Series 2026-P1, Class A2, 3.84% 1/16/2029 (a)(c)	48	48
Westlake Automobile Receivables Trust, Series 2026-P1, Class A3, 3.92% 3/15/2030 (a)(c)	76	76
Westlake Flooring Master Trust, Series 2025-1A, Class A, 4.23% 10/15/2029 (a)(c)	187	187
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (a)(c)	346	349
		22,969
Other asset-backed securities 9.02%
ACHD Trust, Series 2025-DS1, Class A, 5.978% 1/9/2034 (a)(c)	821	822
ACHV ABS Trust, Series 2024-2PL, Class A, 5.07% 10/27/2031 (a)(c)	28	28
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031 (a)(c)	241	243
ACHV ABS Trust, Series 2025-1PL, Class A, 4.76% 4/26/2032 (a)(c)	23	24
Affirm Asset Securitization Trust, Series 2025-X2, Class A, 4.45% 10/15/2030 (a)(c)	319	320
Affirm Asset Securitization Trust, Series 2025-X2, Class C, 4.93% 10/15/2030 (a)(c)	476	477
Affirm Master Trust, Series 2026-2A, Class A, 4.67% 4/16/2035 (a)(c)	198	198
Affirm, Inc., Series 2025-X1, Class A, 5.08% 4/15/2030 (a)(c)	21	21
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (a)(c)	150	150
Auxilior Term Funding, LLC, Series 2023-1A, Class A3, 5.70% 2/15/2030 (a)(c)	935	943
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031 (a)(c)	1,034	1,047
Capital Group Ultra Short Income ETF — Page 5 of 12

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
AXIS Equipment Finance Receivables, LLC, Series 2022-2A, Class B, 5.65% 10/20/2028 (a)(c)	USD400	$401
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031 (a)(c)	622	629
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (a)(c)	68	68
CAL Funding IV, Ltd., Series 2020-1A, Class A, 2.22% 9/25/2045 (a)(c)	434	416
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (a)(c)	262	266
Capteris Equipment Finance, Series 2026-1A, Class A2, 4.44% 9/20/2033 (a)(c)	206	206
CCG Receivables Trust, Series 2023-2, Class A2, 6.28% 4/14/2032 (a)(c)	276	279
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (a)(c)	37	37
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (a)(c)	45	41
Commercial Equipment Finance, Series 2025-1A, Class A, 4.83% 5/15/2031 (a)(c)	135	136
Dext ABS, LLC, Series 2025-2, Class A2, 4.10% 4/17/2028 (a)(c)	144	144
DLLMT, LLC, Series 2026-1A, Class A2, 4.03% 7/20/2028 (a)(c)	166	166
HPEFS Equipment Trust, Series 2024-2, Class B, 5.35% 10/20/2031 (a)(c)	370	373
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (a)(c)	984	988
MMAF Equipment Finance, LLC, Series 20-A, Class A3, 0.97% 4/9/2027 (a)(c)	89	89
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (a)(c)	66	67
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (a)(c)	484	486
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (a)(c)	876	879
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (a)(c)	117	117
Oaktree ABF Equipment ST, LLC, Series 2026-1A, Class A2, 4.50% 10/17/2033 (a)(c)	100	100
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (a)(c)	250	252
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (a)(c)	400	401
OnDeck Asset Securitization Trust, LLC, Series 2025-2A, Class A, 4.84% 11/17/2032 (a)(c)	100	100
Own Equipment Fund II, LLC, Series 2025-1M, Class C, 9.02% 9/26/2033 (a)(c)	470	483
Pagaya AI Debt Selection Trust, Series 2026-1, Class A1, 4.228% 2/15/2027 (a)(c)	250	250
Pagaya AI Debt Selection Trust, Series 2025-R3, Class A, 4.841% 1/18/2033 (a)(c)	196	196
Pagaya AI Debt Selection Trust, Series 2026-1, Class A2, 4.739% 9/15/2033 (a)(c)	600	599
Pagaya AI Debt Selection Trust, Series 2026-R1, Class A, 4.714% 12/15/2033 (a)(c)	305	304
Pagaya Point Of Sale Holdings Grantor Trust, Series 2025-2, Class A, 5.065% 7/20/2033 (a)(c)	958	959
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (a)(c)	26	26
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A2, 4.27% 10/20/2028 (a)(c)	161	161
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (a)(c)	580	581
Post Road Equipment Finance, Series 2024-1, Class C, 5.81% 10/15/2030 (a)(c)	500	505
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (a)(c)	818	823
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (a)(c)	28	28
Reach Financial, LLC, Series 2026-1A, Class A, 4.32% 2/15/2033 (a)(c)	108	109
Reach Financial, LLC, Series 2026-1A, Class B, 4.37% 2/15/2033 (a)(c)	151	151
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029 (c)	750	757
Synchrony Card Issuance Trust, Series 2024-A2, Class A, 4.93% 7/15/2030 (c)	1,000	1,011
Synchrony Card Issuance Trust, Series 2025-A3, Class A, 4.06% 11/17/2031 (c)	233	232
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (a)(c)	359	345
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (a)(c)	370	355
Textainer Marine Containers, Ltd., Series 2021-2A, Class B, 2.82% 4/20/2046 (a)(c)	61	57
T-Mobile US Trust, Series 2026-1A, Class A, 4.25% 10/21/2030 (a)(c)	239	239
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (a)(c)	134	135
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (a)(c)	206	206
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class A, 4.244% 3/15/2034 (a)(c)	94	94
Upgrade Master Pass-Thru Trust, Series 2026-ST1, Class B, 4.635% 3/15/2034 (a)(c)	100	99
USQ Rail, Series 2021-3A, Class A, 2.21% 6/28/2051 (a)(c)	408	393
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (a)(c)	81	81
Verizon Master Trust, Series 2025-3, Class A1A, 4.51% 3/20/2030 (5.26% on 11/20/2027) (b)(c)	76	76
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (b)(c)	256	255
Verizon Master Trust, Series 2026-1, Class A1A, 3.94% 2/20/2031 (4.69% on 2/20/2028) (b)(c)	267	267
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (a)(c)	72	73
Capital Group Ultra Short Income ETF — Page 6 of 12

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (a)(c)	USD58	$58
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (a)(c)	100	100
		20,922
Credit card 1.24%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (a)(c)	200	200
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029 (c)	750	756
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (c)	550	557
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (a)(c)	100	100
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (a)(c)	690	692
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (a)(c)	100	100
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030 (c)	470	470
		2,875
Collateralized loan obligations 0.45%
Apex Credit CLO, LLC, Series 2021-2A, Class A1AR, (3-month USD CME Term SOFR + 1.18%) 4.848% 10/20/2034 (a)(c)(d)	312	312
ARES CLO, Ltd., Series 2019-53A, Class A1R2, (3-month USD CME Term SOFR + 1.09%) 4.758% 10/24/2036 (a)(c)(d)	339	338
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.034% 1/15/2031 (a)(c)(d)	115	115
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 4.712% 4/15/2032 (a)(c)(d)	103	103
Trinitas CLO, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 4.908% 4/25/2033 (a)(c)(d)	178	178
		1,046
Total asset-backed obligations		47,812
Mortgage-backed obligations 5.08% Collateralized mortgage-backed obligations (privately originated) 2.94%
Angel Oak Mortgage Trust, Series 2022-6, Class A1, 4.30% 7/25/2067 (5.30% on 9/1/2026) (a)(b)(c)	218	217
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 3.495% 12/25/2056 (a)(c)	704	686
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027) (a)(b)(c)	54	54
Cascade Funding Mortgage Trust, Series 2024-HB13, Class A, 3.00% 5/25/2034 (a)(c)(d)	71	71
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (a)(c)(d)	48	48
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (a)(b)(c)	52	53
COLT Funding, LLC, Series 2023-4, Class A1, 7.163% 10/25/2068 (8.163% on 10/1/2027) (a)(b)(c)	380	383
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.762% 2/25/2044 (a)(c)(d)	117	117
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 4.662% 2/25/2045 (a)(c)(d)	9	9
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.812% 2/25/2045 (a)(c)(d)	90	90
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 4.962% 2/25/2042 (a)(c)(d)	44	44
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.012% 2/25/2044 (a)(c)(d)	572	572
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 4.912% 5/25/2044 (a)(c)(d)	679	680
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.762% 5/25/2045 (a)(c)(d)	625	626
Capital Group Ultra Short Income ETF — Page 7 of 12

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)		Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2026-DNA1, Class A1, (30-day Average USD-SOFR + 0.85%) 4.512% 2/25/2046 (a)(c)(d)		USD259	$259
Home Partners of America Trust, Series 2021-2, Class C, 2.402% 12/17/2026 (a)(c)		144	141
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (a)(c)		195	196
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (a)(b)(c)		92	92
Mill City Mortgage Trust, Series 15-1, Class M3, 3.749% 6/25/2056 (a)(c)(d)		359	357
Onslow Bay Financial, LLC, Series 2023-NQM10, Class A1, 6.465% 10/25/2063 (7.465% on 11/1/2027) (a)(b)(c)		106	106
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (a)(c)		318	313
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057 (a)(c)(d)		136	134
Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.00% 7/25/2057 (a)(c)(d)		233	230
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (a)(c)(d)		373	371
Towd Point Mortgage Trust, Series 2015-2, Class 1B2, 3.648% 11/25/2060 (a)(c)(d)		206	201
Tricon American Homes, Series 2020-SFR1, Class B, 2.049% 7/17/2038 (a)(c)		200	198
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038 (a)(c)		398	394
Verus Securitization Trust, Series 2023-4, Class A1, 5.811% 5/25/2068 (6.811% on 5/1/2027) (a)(b)(c)		81	81
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (a)(b)(c)		91	91
			6,814
Commercial mortgage-backed securities 2.14%
AMSR Trust, Series 2021-SFR3, Class B, 1.726% 10/17/2038 (a)(c)		100	98
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050 (c)		547	542
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050 (c)		400	395
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.323% 12/15/2042 (a)(c)(d)		500	501
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.663% 1/17/2039 (a)(c)(d)		128	128
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (c)		19	19
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.191% 11/15/2050 (c)		10	10
ELM Trust 2024, Series 2024-ELM, Class C15, 6.189% 6/10/2039 (a)(c)(d)		300	301
FS Commercial Mortgage Trust, Series 2026-HULA, Class A, (1-month USD CME Term SOFR + 1.45%) 5.12% 3/15/2041 (a)(c)(d)		792	793
GS Mortgage Securities Trust, Series 2017-GS6, Class A3, 3.433% 5/10/2050 (c)		23	23
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (c)		750	738
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.673% 1/15/2039 (a)(c)(d)		532	532
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4, 3.487% 8/15/2050 (c)		15	15
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5, 3.418% 9/15/2050 (c)		475	467
Wells Fargo Commercial Mortgage Trust, Series 2016-LC25, Class A3, 3.374% 12/15/2059 (c)		403	401
			4,963
Total mortgage-backed obligations			11,777
Total bonds, notes & other debt instruments (cost: $177,980,000)			177,813
Short-term securities 24.49% Commercial paper 20.37%	Weighted average yield at acquisition
Atlantic Asset Securitization, LLC 5/21/2026 (a)	3.699%	1,800	1,790
Australia & New Zealand Banking Group, Ltd. 4/20/2026 (a)	3.868	1,000	998
BofA Securities, Inc. 7/27/2026 (a)	3.900	1,500	1,481
Cabot Trail Funding, LLC 4/20/2026 (a)	3.707	1,100	1,098
Cabot Trail Funding, LLC 5/27/2026 (a)	3.729	1,700	1,690
DBS Bank, Ltd. 6/12/2026 (a)	3.807	4,000	3,969
Desjardins Group 5/12/2026 (a)	3.622	3,000	2,987
DNB Bank ASA 4/15/2026 (a)	3.914	1,950	1,947
Capital Group Ultra Short Income ETF — Page 8 of 12

unaudited
Short-term securities (continued) Commercial paper (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
ING (U.S.) Funding, LLC 4/21/2026 (a)	3.626%	USD1,000	$998
ING (U.S.) Funding, LLC 9/8/2026 (a)	3.885	2,000	1,965
Manhattan Asset Funding Co., LLC 6/3/2026 (a)	3.752	1,000	993
National Bank of Canada 5/13/2026 (a)	4.005	1,150	1,145
Nestle Finance International, Ltd. 4/23/2026 (a)	3.478	2,000	1,995
Nordea Bank AB 4/7/2026 (a)	3.910	600	599
Nordea Bank AB 6/9/2026 (a)	3.740	2,900	2,878
OMERS Finance Trust 4/1/2026	3.711	2,500	2,500
OMERS Finance Trust 5/20/2026	3.724	2,500	2,487
Sanofi 5/19/2026 (a)	3.824	3,000	2,985
Societe Generale 5/1/2026 (a)	3.825	1,400	1,395
Sumitomo Mitsui Trust Bank, Ltd. 4/10/2026 (a)	3.804	1,300	1,299
Sumitomo Mitsui Trust Bank, Ltd. 4/14/2026 (a)	3.805	1,300	1,298
Sumitomo Mitsui Trust Bank, Ltd. 5/22/2026 (a)	3.793	1,100	1,094
Thunder Bay Funding, LLC 4/1/2026 (a)	3.952	3,700	3,700
Toyota Motor Credit Corp. 7/10/2026	3.876	3,000	2,968
Victory Receivables Corp. 6/10/2026 (a)	3.696	1,000	992
			47,251
Bonds & notes of governments & government agencies outside the U.S. 2.87%
BNG Bank NV 5/29/2026 (e)	3.725	3,000	2,981
Oesterreich Kontrollbank 5/29/2026	3.771	3,700	3,678
			6,659
Federal agency bills and notes 1.25%
Federal Home Loan Bank 4/1/2026	3.609	2,900	2,900
Total short-term securities (cost: $56,819,000)			56,810
Total investment securities 101.15% (cost $234,799,000)			234,623
Other assets less liabilities (1.15)%			(2,675)
Net assets 100.00%			$231,948
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 3/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.2515%	Annual	10/21/2027	USD5,952	$52	$—	$52
SOFR	Annual	3.214%	Annual	10/24/2027	8,050	77	—	77
3.431%	Annual	SOFR	Annual	10/29/2027	8,350	(33)	—	(33)
SOFR	Annual	3.2995%	Annual	2/9/2028	3,250	21	—	21
3.533%	Annual	SOFR	Annual	2/17/2028	10,260	(19)	—	(19)
						$98	$—	$98
Capital Group Ultra Short Income ETF — Page 9 of 12

unaudited
Restricted security (e)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
BNG Bank NV 5/29/2026	2/26/2026	$2,982	$2,981	1.30%

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $102,638,000, which represented 44.25% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Capital Group Ultra Short Income ETF — Page 10 of 12

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps while held was $31,405,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of March 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds and notes	$—	$118,224	$—	$118,224
Asset-backed obligations	—	47,812	—	47,812
Mortgage-backed obligations	—	11,777	—	11,777
Short-term securities	—	56,810	—	56,810
Total	$—	$234,623	$—	$234,623

Capital Group Ultra Short Income ETF — Page 11 of 12

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on centrally cleared interest rate swaps	$—	$150	$—	$150
Liabilities:
Unrealized depreciation on centrally cleared interest rate swaps	—	(52)	—	(52)
Total	$—	$98	$—	$98

*	Interest rate swaps are not included in the investment portfolio.

Key to abbreviation(s)
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
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Capital Group Ultra Short Income ETF — Page 12 of 12